Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Maximum Amount Payable Under Various Commitments
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2021	2020
Financial Guarantees
Standby letters of credit	22,165	23,144
Credit default swaps (1)	5,158	1,795
Other Credit Instruments
Backstop liquidity facilities (2)	12,895	5,601
Securities lending	3,909	4,349
Documentary and commercial letters of credit	1,481	1,034
Commitments to extend credit (3)	174,327	180,384
Other commitments (4)	8,070	5,302
Total	228,005	221,609

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $(4) million as at October 31, 2021 ($(8) million as at October 31, 2020).
(2)
Effective October 31, 2021, we deconsolidated our investment in Fairway Financial Company LLC and the total committed undrawn liquidity facility provided to the vehicle was $8,095 million as at October 31, 2021.

(3)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
(4)	Other commitments include $1,649 million as at October 31, 2021 ($1,763 million as at October 31, 2020) of underwriting commitments that are extended but not yet accepted by the borrower.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Pledged Assets and Collateral
The following table summarizes our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2021	2020
Bank Assets
Cash and due from banks	110	111
Securities (1)	82,975	75,104
Loans	54,656	58,974
Other assets	6,436	6,344
	144,177	140,533
Third-party Assets (2)
Collateral received and available for sale or re-pledging	180,705	169,197
Less: Collateral not sold or re-pledged	(46,278)	(58,312)
	134,427	110,885
	278,604	251,418

(Canadian $ in millions)	2021	2020
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	9,464	7,550
Foreign governments and central banks	110	111
Obligations related to securities sold short	32,073	29,376
Obligations related to securities sold under repurchase agreements	87,894	80,962
Securities borrowing and lending (3)	77,456	58,791
Derivatives transactions	11,439	9,613
Securitization	26,075	31,417
Covered bonds	26,340	25,948
Other	7,753	7,650
Total pledged assets and collateral	278,604	251,418

(1)	Includes NHA mortgage-backed securities of $4,519 million, which are included in loans in our Consolidated Balance Sheet ($6,121 million as at October 31, 2020).
(2)	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
(3)	Includes off-balance sheet securities borrowing and lending.

Summary of Changes In Provision Balance
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2021	2020
Balance at beginning of year	472	680
Additional provisions/increase in provisions	166	141
Provisions utilized	(340)	(334)
Amounts reversed	(44)	(16)
Foreign exchange and other	(6)	1
Balance at end of year (1)	248	472

(1)	Balance includes severance obligations, restructuring charges and legal provisions.